Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 48,858	$ 45,175	$ 44,540
Total other comprehensive income (loss)	3,837	2,017	(587)
Ending balance	59,237	48,858	45,175
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	323	(1,694)	(1,107)
Accumulated Other comprehensive income (loss) before reclassifications, net of ($1,163), ($595) and $171 tax effect, respectively	3,892	1,989	(587)
Amounts reclassified from accumulated other comprehensive income, net of $16, ($7), and $0 tax effect, respectively (included in noninterest income)	(55)	28
Total other comprehensive income (loss)	3,837	2,017	(587)
Ending balance	$ 4,160	$ 323	$ (1,694)